Shareholders' Equity - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	$ 1,971,000	$ 1,561,000	$ 2,485,000
Change during period	57,000	11,000	127,000
Reclassified to operations	34,000	20,000	(1,000)
Tax effect		0
Other comprehensive income (loss), net of tax	91,000	30,000	127,000
Balance, end of period	1,979,000	1,971,000	1,561,000
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	387,000	358,000	231,000
Change during period	55,000	9,000	128,000
Reclassified to operations	36,000	19,000	(1,000)
Tax effect		0
Other comprehensive income (loss), net of tax	90,000	28,000	128,000
Balance, end of period	477,000	387,000	358,000
Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(6,000)	(9,000)	(8,000)
Change during period	2,000	3,000	(1,000)
Reclassified to operations	(3,000)	1,000	0
Tax effect		(1,000)
Other comprehensive income (loss), net of tax	(1,000)	3,000	(1,000)
Balance, end of period	(7,000)	(6,000)	(9,000)
Other
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	3,000	4,000	4,000
Change during period	1,000	(1,000)	0
Reclassified to operations	0	0	0
Tax effect		0
Other comprehensive income (loss), net of tax	1,000	(1,000)	0
Balance, end of period	4,000	3,000	4,000
AOCI Including Portion Attributable to Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	384,000	353,000	227,000
Balance, end of period	474,000	384,000	353,000
Attributable to non-controlling interests
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	28,000	(24,000)	36,000
Change during period	27,000	51,000	(59,000)
Reclassified to operations	0	1,000	0
Tax effect		0
Other comprehensive income (loss), net of tax	27,000	52,000	(59,000)
Balance, end of period	55,000	28,000	(24,000)
Attributable to IGT PLC
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	412,000	330,000	263,000
Change during period	84,000	62,000	68,000
Reclassified to operations	34,000	21,000	(1,000)
Tax effect		0
Other comprehensive income (loss), net of tax	117,000	82,000	67,000
Balance, end of period	$ 529,000	$ 412,000	$ 330,000